Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.3%
3R Petroleum Oleo E Gas SA(a)	72,360	$440,742
AES Brasil Energia SA(a)	91,320	201,674
Allos SA, NVS	150,871	784,080
Alupar Investimento SA	41,530	243,254
Ambipar Participacoes e Empreendimentos SA	22,560	68,385
Arezzo Industria e Comercio SA	21,360	257,515
Armac Locacao Logistica E Servicos SA	39,360	133,145
Auren Energia SA	87,552	261,302
BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,880	72,857
BRF SA(a)	229,740	684,265
Cia de Saneamento de Minas Gerais Copasa MG	62,760	238,312
Cia. Brasileira de Aluminio	69,720	58,642
Cia. de Saneamento do Parana	53,160	283,294
Cielo SA	393,780	321,613
CM Hospitalar SA	48,900	139,088
Cogna Educacao(a)	551,280	361,767
Cury Construtora e Incorporadora SA	40,080	142,339
Cyrela Brazil Realty SA Empreendimentos e Participacoes	88,260	391,625
Dexco SA	127,080	187,442
Direcional Engenharia SA	17,442	70,696
EcoRodovias Infraestrutura e Logistica SA	82,920	145,723
Embraer SA(a)	216,300	944,820
Enauta Participacoes SA	44,700	140,674
Ez Tec Empreendimentos e Participacoes SA	36,720	137,270
Fleury SA	79,322	276,706
GPS Participacoes e Empreendimentos SA(b)	99,240	359,898
Grendene SA	117,420	157,210
Grupo De Moda Soma SA	165,240	200,421
Grupo Mateus SA(a)	164,926	212,773
Grupo SBF SA	37,380	83,083
Hidrovias do Brasil SA(a)	197,100	145,761
Iguatemi SA	74,940	351,554
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	30,420	135,350
Iochpe Maxion SA	42,110	102,237
IRB Brasil Resseguros S/A(a)	18,901	193,923
JHSF Participacoes SA	100,185	88,948
Locaweb Servicos de Internet SA(b)	108,480	134,221
LOG Commercial Properties e Participacoes SA	18,065	84,378
M. Dias Branco SA	20,760	148,802
Mahle-Metal Leve SA	15,180	97,519
Marfrig Global Foods SA	132,081	260,832
Mills Estruturas e Servicos de Engenharia SA	38,100	99,158
Minerva SA	83,640	123,369
Movida Participacoes SA	43,860	99,179
MRV Engenharia e Participacoes SA(a)	118,481	232,771
Multiplan Empreendimentos Imobiliarios SA	87,795	484,990
Odontoprev SA	88,020	198,678
Omega Energia SA(a)	60,780	117,064
Oncoclinicas do Brasil Servicos Medicos SA(a)	71,486	157,581
Orizon Valorizacao de Residuos SA(a)	17,400	124,436
Pet Center Comercio e Participacoes SA	115,620	97,015
Petroreconcavo SA	43,320	174,264
Santos Brasil Participacoes SA	166,800	285,340
Sao Martinho SA	48,720	327,832
SIMPAR SA	122,460	210,981
SLC Agricola SA	32,760	250,789
Smartfit Escola de Ginastica e Danca SA	79,620	374,479
Transmissora Alianca de Energia Eletrica SA	57,360	424,893
Tres Tentos Agroindustrial SA	36,960	84,852
Security	Shares	Value

Brazil (continued)
Tupy SA	24,000	$125,314
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	129,300	242,468
Vivara Participacoes SA	36,000	217,446
Vulcabras Azaleia SA	17,580	76,398
Wilson Sons Holdings Brasil SA, NVS	45,000	141,526
YDUQS Participacoes SA	79,440	324,245
		14,739,208
British Virgin Islands — 0.0%
DPC Dash Ltd., NVS	6,000	48,545

Cayman Islands — 0.1%
China Risun Group Ltd.	600,000	247,334
Cosmopolitan International Holdings Ltd., NVS(c)	144,000	85,538
		332,872
Chile — 0.8%
Aguas Andinas SA, Class A	995,566	304,794
Banco Itau Chile SA, NVS	20,580	202,933
CAP SA	27,420	188,584
Cia. Cervecerias Unidas SA	61,920	379,124
Colbun SA	2,611,800	413,264
Empresa Nacional de Telecomunicaciones SA	52,411	174,573
Engie Energia Chile SA(a)	133,620	126,756
Parque Arauco SA	191,700	275,389
Plaza SA	136,980	189,886
SMU SA	1,057,680	195,249
Sociedad de Inversiones Oro Blanco SA	9,545,226	69,660
Vina Concha y Toro SA	188,105	224,307
		2,744,519
China — 7.9%
361 Degrees International Ltd.	300,000	134,989
Agora Inc., ADR(a)	2,107	5,288
AIM Vaccine Co. Ltd., NVS	10,000	11,253
AK Medical Holdings Ltd.(b)(c)	240,000	216,477
Alibaba Pictures Group Ltd.(a)	3,600,000	243,930
A-Living Smart City Services Co. Ltd., Class A(a)(b)	240,000	116,657
Alphamab Oncology(a)(b)(c)	60,000	48,393
ANE Cayman Inc.(a)	330,000	270,800
Angelalign Technology Inc.(b)(c)	14,000	109,948
Anhui Expressway Co. Ltd., Class H	138,000	128,967
Anxin-China Holdings Ltd.(d)	1,084,000	1
Arrail Group Ltd., NVS(a)(b)	30,000	28,728
Ascentage Pharma Group International(a)(b)	72,000	234,971
Asia Cement China Holdings Corp.	210,000	61,798
Ausnutria Dairy Corp. Ltd.	120,000	41,171
Bairong Inc. (a)(b)	90,000	153,062
Beijing Capital International Airport Co. Ltd., Class H(a)	720,000	260,853
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	45,000	77,388
Beijing Jingneng Clean Energy Co. Ltd., Class H	480,000	95,223
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	120,000	193,262
Binjiang Service Group Co. Ltd.	37,500	72,780
BOE Varitronix Ltd.(c)	120,000	120,371
Boshiwa International Holding Ltd.(d)	32,000	—
Canaan Inc., ADR(a)(c)	59,245	89,460
Canggang Railway Ltd., NVS(c)	64,000	69,151
Canvest Environmental Protection Group Co. Ltd.	220,000	101,392
CARsgen Therapeutics Holdings Ltd., NVS(a)(b)(c)	150,000	180,647
Central China New Life Ltd.	116,000	23,469
CGN Mining Co. Ltd.(a)	900,000	187,053
CGN New Energy Holdings Co. Ltd.	442,000	106,836

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chervon Holdings Ltd.	39,600	$88,718
China Animal Healthcare Ltd.(d)	126,000	—
China Aoyuan Group Ltd.(a)(c)	603,000	20,457
China BlueChemical Ltd., Class H	600,000	138,962
China Conch Environment Protection Holdings Ltd.(a)	360,500	85,372
China Conch Venture Holdings Ltd.	540,000	404,414
China Datang Corp. Renewable Power Co. Ltd., Class H	780,000	161,730
China East Education Holdings Ltd.(b)(c)	180,000	59,474
China Education Group Holdings Ltd.	353,000	214,398
China Everbright Ltd.	360,000	207,812
China Foods Ltd.	440,000	148,144
China High Speed Transmission Equipment Group Co. Ltd.(a)(c)	193,000	43,145
China Huiyuan Juice Group Ltd.(d)	379,000	—
China Jinmao Holdings Group Ltd.	1,800,000	205,087
China Lesso Group Holdings Ltd.	360,000	198,516
China Lilang Ltd.	240,000	128,429
China Metal Recycling Holdings Ltd.(d)	12,000	—
China Modern Dairy Holdings Ltd.(c)	1,020,000	99,273
China New Higher Education Group Ltd.(b)	300,000	77,390
China Nonferrous Mining Corp Ltd.	516,000	311,975
China Oriental Group Co. Ltd.	480,000	74,351
China Overseas Grand Oceans Group Ltd.	552,000	184,489
China Renaissance Holdings Ltd.(a)(b)(c)(d)	172,500	111,214
China Resources Cement Holdings Ltd.	240,000	55,304
China Resources Medical Holdings Co. Ltd.(c)	300,000	171,099
China Shineway Pharmaceutical Group Ltd.	120,000	103,007
China South City Holdings Ltd.(c)	2,040,000	93,995
China Tobacco International HK Co. Ltd.(c)	120,000	163,313
China Travel International Investment Hong Kong Ltd.	720,000	131,787
China Water Affairs Group Ltd.	240,000	136,244
China XLX Fertiliser Ltd.	262,000	111,533
China Youran Dairy Group Ltd.(b)(c)	420,000	77,625
China Youzan Ltd.(a)	752,000	10,296
Chindata Group Holdings Ltd., ADR(a)(c)	42,060	354,145
CIMC Enric Holdings Ltd.	240,000	207,126
Cloud Music Inc.(a)(b)	19,550	224,739
CMGE Technology Group Ltd.(a)	480,000	87,805
COFCO Joycome Foods Ltd.(a)(c)	840,000	202,410
Concord New Energy Group Ltd.	2,400,000	206,020
CSG Holding Co. Ltd.	339,700	113,502
CStone Pharmaceuticals(a)(b)	51,000	14,980
Dada Nexus Ltd., ADR(a)(c)	22,320	68,746
Digital China Holdings Ltd.	240,000	64,737
DingDong Cayman Ltd.(a)(c)	35,580	75,785
Dongyue Group Ltd.	480,000	366,853
Everest Medicines Ltd.(a)(b)	60,000	157,223
FIH Mobile Ltd. (a)	1,980,000	146,953
FinVolution Group, ADR	41,160	182,339
Fu Shou Yuan International Group Ltd.	481,000	313,469
Fufeng Group Ltd.(c)	480,400	255,101
Gemdale Properties & Investment Corp. Ltd.(c)	2,644,000	86,202
Genertec Universal Medical Group Co. Ltd.(b)	420,000	223,896
Global New Material International Holdings Ltd.(a)(c)	240,000	114,303
Golden Solar New Energy Technology Holdings Ltd. (a)(c)	288,800	201,868
Grand Pharmaceutical Group Ltd., Class A	420,000	238,359
Greentown Management Holdings Co. Ltd.(b)	240,000	174,402
Greentown Service Group Co. Ltd.	438,000	181,777
Guangzhou R&F Properties Co. Ltd., Class H(a)(c)	504,000	76,670
Gushengtang Holdings Ltd.(c)	48,000	311,642
Security	Shares	Value

China (continued)
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	960,000	$122,910
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	60,000	54,971
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	132,057	121,629
Harbin Electric Co. Ltd., Class H	240,000	64,729
Helens International Holdings Co. Ltd. (c)	150,000	89,191
Hello Group Inc., ADR	52,260	337,600
Hope Education Group Co. Ltd.(a)(b)	1,578,000	87,809
Hopson Development Holdings Ltd.(a)(c)	341,087	195,186
Hua Han Health Industry Holdings Ltd.(d)	1,112,400	1
Huabao International Holdings Ltd.(c)	300,000	98,584
HUTCHMED China Ltd.(a)(c)	180,000	693,784
HUYA Inc., ADR(a)(c)	26,880	91,123
iDreamSky Technology Holdings Ltd.(a)(b)(c)	312,000	98,354
InnoCare Pharma Ltd.(a)(b)	300,000	253,095
Intron Technology Holdings Ltd.	60,000	22,045
Jinchuan Group International Resources Co. Ltd.	1,260,000	74,199
JinkoSolar Holding Co. Ltd., ADR	13,440	422,016
Jinxin Fertility Group Ltd.(a)(b)	600,000	287,729
Jiumaojiu International Holdings Ltd.(b)	360,000	363,627
Kangji Medical Holdings Ltd.	150,000	143,198
Keymed Biosciences Inc.(a)(b)	60,000	430,842
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	33,660	147,094
Lee & Man Paper Manufacturing Ltd.	420,000	115,639
Lepu Biopharma Co. Ltd.(c)	241,000	107,985
LexinFintech Holdings Ltd., ADR	40,200	71,556
Lifetech Scientific Corp. (a)(c)	1,320,000	405,606
LK Technology Holdings Ltd.	180,000	134,224
Lonking Holdings Ltd.	840,000	127,761
Luoyang Glass Co. Ltd., Class H (a)(c)	120,000	65,680
Luye Pharma Group Ltd. (a)(b)	660,000	329,396
Maoyan Entertainment(a)(b)(c)	84,000	101,029
Medlive Technology Co. Ltd.(b)	30,000	37,561
Meitu Inc.(b)(c)	742,500	328,444
MH Development Ltd.(d)	32,500	323
Microport Cardioflow Medtech Corp.(a)(b)	480,000	107,537
Midea Real Estate Holding Ltd.(b)	108,000	81,232
Ming Yuan Cloud Group Holdings Ltd.(a)(c)	240,000	100,156
MMG Ltd.(a)	960,000	275,545
Mobvista Inc.(a)(b)	240,000	90,268
National Agricultural Holdings Ltd., NVS(d)	354,000	—
Nayuki Holdings Ltd.(a)(c)	180,000	80,127
NetDragon Websoft Holdings Ltd.	105,000	180,696
New Horizon Health Ltd.(a)(b)(c)	91,000	281,908
Nexteer Automotive Group Ltd.(c)	300,000	193,411
Noah Holdings Ltd., ADR	11,580	148,456
Ocumension Therapeutics(a)(b)	125,000	109,219
Peijia Medical Ltd.(a)(b)	120,000	122,718
Poly Property Group Co. Ltd.	637,000	131,086
Powerlong Real Estate Holdings Ltd.(a)(c)	360,000	32,202
Qingdao Ainnovation Technology Group Co. Ltd.(a)(b)	42,000	53,091
Radiance Holdings Group Co. Ltd.(a)(c)	302,000	135,317
Redco Properties Group Ltd.(a)(b)(c)(d)	570,000	55,842
RLX Technology Inc., ADR(c)	170,820	379,220
SciClone Pharmaceuticals Holdings Ltd.(b)	150,000	261,160
Seazen Group Ltd.(a)	720,000	132,562
Shanghai Industrial Holdings Ltd.	180,000	216,127
Shenzhen International Holdings Ltd.	480,000	353,949
Shenzhen Investment Ltd.	840,000	121,374
Shoucheng Holdings Ltd.	961,200	162,575
Shougang Fushan Resources Group Ltd.	600,000	216,688

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shui On Land Ltd.	1,110,000	$103,690
Sihuan Pharmaceutical Holdings Group Ltd.	1,574,000	138,506
Sino-Ocean Group Holding Ltd.(a)(c)	1,140,000	78,693
Sinopec Engineering Group Co. Ltd., Class H	502,500	259,646
Sinopec Kantons Holdings Ltd.	360,000	140,105
Skyworth Group Ltd.	396,000	155,627
SOHO China Ltd.(a)	840,000	84,878
SSY Group Ltd.	480,000	296,627
Sun King Technology Group Ltd.(a)	380,000	70,014
Sunac Services Holdings Ltd.(b)(c)	300,000	86,653
Superb Summit International Group Ltd.(d)	11,913	—
SY Holdings Group Ltd.	210,000	134,394
TCL Electronics Holdings Ltd.	300,000	101,187
Tiangong International Co. Ltd.(c)	600,000	179,528
Tianjin Port Development Holdings Ltd.	572,000	34,398
Tianli International Holdings Ltd.	360,000	145,192
Tianneng Power International Ltd.(c)	240,000	197,190
Tong Ren Tang Technologies Co. Ltd., Class H	220,000	185,054
Tongdao Liepin Group(a)	96,000	74,358
Towngas Smart Energy Co. Ltd.	360,000	152,893
Tuya Inc.(a)(c)	72,420	160,772
Untrade SMI Holdings(d)	468,800	1
Untradelumena Newmat, NVS(d)	5,249	—
Up Fintech Holding Ltd., ADR(a)(c)	37,620	167,033
Venus MedTech Hangzhou Inc., Class H(a)(b)	103,500	73,150
Vnet Group Inc., ADR(a)	30,610	85,708
Wasion Holdings Ltd.	240,000	95,861
Weimob Inc.(a)(b)(c)	721,000	308,688
West China Cement Ltd.	1,080,000	95,245
Wuling Motors Holdings Ltd.	460,000	29,974
XD Inc.(a)	96,000	154,350
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	210,000	78,295
Yeahka Ltd.(a)(c)	72,000	128,683
Yidu Tech Inc. (a)(b)	170,800	106,771
Yihai International Holding Ltd.	180,000	299,566
Youdao Inc., ADR(a)(c)	13,380	55,661
Yuexiu REIT	734,000	118,364
Yuexiu Transport Infrastructure Ltd.	464,000	251,926
Zhou Hei Ya International Holdings Co. Ltd.(b)	330,000	97,222
Zonqing Environmental Ltd., NVS(c)	18,000	57,609
		27,083,821
Czech Republic — 0.1%
Colt CZ Group SE	2,622	61,635
Philip Morris CR AS	141	99,118
		160,753
Egypt — 0.3%
Abou Kir Fertilizers & Chemical Industries	49,650	79,134
Cairo Investment & Real Estate Development Co. SAE	134,772	35,452
Cleopatra Hospital(a)	470,267	48,159
E-Finance for Digital & Financial Investments, NVS	136,613	48,610
EISewedy Electric Co.	267,345	146,018
Ezz Steel Co. SAE(a)	66,310	101,155
Fawry for Banking & Payment Technology Services SAE(a)	339,221	36,254
Misr Fertilizers Production Co. SAE	17,546	195,189
Talaat Moustafa Group	499,040	222,963
Telecom Egypt Co.	212,632	153,500
		1,066,434
Greece — 0.5%
Aegean Airlines SA(a)	20,820	259,713
Security	Shares	Value

Greece (continued)
Athens Water Supply & Sewage Co. SA(c)	14,136	$89,245
GEK Terna Holding Real Estate Construction SA	19,323	278,478
Hellenic Energy Holdings SA	18,587	154,249
Holding Co. ADMIE IPTO SA	38,036	87,009
LAMDA Development SA(a)	22,914	164,617
Sarantis SA	9,804	83,559
Terna Energy SA	16,200	276,215
Titan Cement International SA	11,932	256,383
		1,649,468
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	103,454	174,818

India — 25.3%
360 ONE WAM Ltd.	50,880	349,140
3M India Ltd.	1,020	379,627
Aarti Drugs Ltd.	11,820	69,135
Aarti Industries Ltd.	45,008	299,518
Aarti Pharmalabs Ltd., NVS(a)	15,301	75,529
Aavas Financiers Ltd.(a)	15,126	261,303
Aditya Birla Fashion and Retail Ltd.(a)	125,220	348,072
Advanced Enzyme Technologies Ltd.	19,320	76,599
Aegis Logistics Ltd.	47,280	211,087
Affle India Ltd.(a)	19,800	265,264
AGI Greenpac Ltd.	3,186	36,556
AIA Engineering Ltd.	13,620	587,335
Ajanta Pharma Ltd.	14,220	336,966
Alembic Pharmaceuticals Ltd.	16,262	145,480
Alkyl Amines Chemicals	6,720	174,185
Allcargo Logistics Ltd.	29,760	93,798
Alok Industries Ltd.(a)	386,520	91,296
Amara Raja Batteries Ltd.	33,751	287,461
Amber Enterprises India Ltd.(a)	6,060	221,620
Anand Rathi Wealth Ltd.	8,940	278,244
Angel One Ltd.	15,180	558,550
Apar Industries Ltd.	4,980	333,579
Apollo Tyres Ltd.	109,140	559,989
Aptus Value Housing Finance India Ltd.	61,920	215,483
Archean Chemical Industries Ltd., NVS	16,017	112,527
Asahi India Glass Ltd.	33,780	230,601
Aster DM Healthcare Ltd.(a)(b)	51,480	235,404
AstraZeneca Pharma India Ltd.	2,220	126,869
Atul Ltd.	4,860	384,868
Avanti Feeds Ltd.	15,424	72,429
Bajaj Electricals Ltd.	15,300	182,999
Bajel Projects Ltd., NVS	15,300	15,530
Balaji Amines Ltd.	3,360	81,372
Balrampur Chini Mills Ltd.	43,752	248,146
BASF India Ltd.	5,700	200,720
Bata India Ltd.	19,376	376,051
Bayer CropScience Ltd.	4,740	305,429
BEML Ltd., (Acquired 02/10/22, Cost: $161,316)(e)	7,260	215,055
Bharat Dynamics Ltd.	17,100	238,769
Biocon Ltd.	128,160	366,700
Birla Corp. Ltd.	9,060	147,325
Birlasoft Ltd.	53,100	402,121
BLS International Services Ltd.	46,800	148,861
Blue Dart Express Ltd.	2,520	214,544
Blue Star Ltd.	40,140	482,357
Borosil Renewables Ltd.(a)	20,040	106,117
Brigade Enterprises Ltd.	38,160	374,147
Brightcom Group Ltd.(a)	391,140	79,735
Brookfield India Real Estate Trust(b)	69,420	199,373

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
BSE Ltd.	23,826	$707,960
Campus Activewear Ltd.(a)	18,900	62,292
Can Fin Homes Ltd.	30,480	285,862
Carborundum Universal Ltd.	32,640	466,499
Castrol India Ltd.	114,191	189,453
CCL Products India Ltd.	31,095	246,075
CE Info Systems Ltd.	6,726	179,732
Ceat Ltd.	7,380	186,003
Central Depository Services India Ltd.	17,460	397,020
Century Plyboards India Ltd.	21,780	168,669
Century Textiles & Industries Ltd.	20,400	309,464
Cera Sanitaryware Ltd.	1,860	191,805
CESC Ltd.	195,600	228,165
Chalet Hotel Ltd.(a)	24,720	175,120
Chambal Fertilisers and Chemicals Ltd.	59,280	226,322
Chemplast Sanmar Ltd.(a)	26,820	151,397
Cholamandalam Financial Holdings Ltd.	33,900	399,546
CIE Automotive India Ltd.	42,600	244,385
City Union Bank Ltd.	110,280	193,842
Clean Science and Technology	7,680	125,742
CMS Info Systems Ltd.	55,200	268,045
Cochin Shipyard Ltd.(b)	11,401	164,692
Coforge Ltd.	17,629	1,220,575
Computer Age Management Services Ltd.	10,260	345,121
Coromandel International Ltd.	36,180	504,900
Craftsman Automation Ltd.	2,451	148,640
CreditAccess Grameen Ltd.(a)	18,360	373,711
CRISIL Ltd.	5,580	286,347
Crompton Greaves Consumer Electricals Ltd.	192,578	658,574
Cyient Ltd.	28,080	652,722
Data Patterns India Ltd.(a)	7,440	179,593
Deepak Fertilisers & Petrochemicals Corp. Ltd.	28,560	214,996
Deepak Nitrite Ltd.	19,980	526,924
Delhivery Ltd.(a)	100,200	471,412
Devyani International Ltd.(a)	91,196	192,011
Digidrive Distributors Ltd., NVS	7,562	6,982
Dixon Technologies India Ltd.	9,060	598,360
Dr Lal PathLabs Ltd.(b)	12,247	396,529
Easy Trip Planners Ltd., NVS(a)	167,520	77,019
eClerx Services Ltd.	8,112	260,536
Edelweiss Financial Services Ltd.	157,980	142,837
EID Parry India Ltd.	32,882	211,041
EIH Ltd.	55,518	158,580
Elecon Engineering Co. Ltd.	13,620	154,175
Electronics Mart India Ltd., NVS	4,800	12,962
Elgi Equipments Ltd.	58,320	371,690
Emami Ltd.	60,003	364,182
Embassy Office Parks REIT	157,419	608,147
Endurance Technologies Ltd.(b)	10,500	212,024
Engineers India Ltd.	121,200	214,591
EPL Ltd.	49,560	116,451
Equitas Small Finance Bank Ltd.(b)	191,880	216,062
Eris Lifesciences Ltd.(a)(b)	14,700	165,009
Exide Industries Ltd.	149,640	511,236
Federal Bank Ltd.	545,160	964,200
Fine Organic Industries Ltd.	2,640	133,997
Finolex Cables Ltd.	23,760	275,596
Finolex Industries Ltd.	87,720	217,484
Firstsource Solutions Ltd.	116,460	248,332
Five-Star Business Finance Ltd., NVS	21,033	189,510
Fortis Healthcare Ltd.	150,180	695,266
Galaxy Surfactants Ltd.	3,591	122,648
Security	Shares	Value

India (continued)
Genus Power Infrastructures Ltd.	23,460	$62,213
GHCL Ltd.	26,760	177,175
Gland Pharma Ltd.(a)(b)	9,224	196,536
GlaxoSmithKline Pharmaceuticals Ltd.	10,301	204,555
Glenmark Pharmaceuticals Ltd.	45,120	422,231
Global Health Ltd., NVS(a)	29,160	334,131
GMM Pfaudler Ltd.	10,800	193,560
GMR Airports Infrastructure Ltd.(a)	770,299	553,175
Go Fashion India Ltd.(a)	10,920	174,165
Godawari Power and Ispat Ltd.	19,140	157,850
Godfrey Phillips India Ltd.	4,500	109,330
Godrej Industries Ltd.(a)	25,200	196,104
Gokaldas Exports Ltd.	21,180	248,998
Granules India Ltd.	46,980	225,008
Graphite India Ltd.	32,340	195,306
Gravita India Ltd.	1,140	15,291
Great Eastern Shipping Co. Ltd. (The)	36,420	382,706
Greaves Cotton Ltd.	54,400	86,354
Greenpanel Industries Ltd.	16,680	69,194
Grindwell Norton Ltd.	13,980	351,218
Gujarat Ambuja Exports Ltd.	25,620	114,394
Gujarat Fluorochemicals Ltd.	8,820	301,565
Gujarat Gas Ltd.	54,480	283,022
Gujarat Mineral Development Corp. Ltd.	13,560	67,081
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	32,280	266,132
Gujarat State Fertilizers & Chemicals Ltd.	82,620	191,547
Gujarat State Petronet Ltd.	101,790	352,605
Happiest Minds Technologies Ltd.	28,620	287,744
HBL Power Systems Ltd.	26,876	115,972
HFCL Ltd.	241,440	193,366
HG Infra Engineering Ltd.	11,618	118,566
Himadri Speciality Chemical Ltd.	50,674	166,484
Hindustan Copper Ltd.	71,877	149,497
Hindustan Foods Ltd.(a)	12,840	82,013
Hitachi Energy India Ltd.	3,283	184,083
ICICI Securities Ltd.(b)	33,687	274,869
IDFC Ltd.	398,580	566,827
IFCI Ltd.(a)	89,395	27,228
IIFL Finance Ltd.	59,160	432,586
India Cements Ltd. (The)(a)	51,660	155,975
Indiabulls Housing Finance Ltd.	178,020	436,586
Indiabulls Real Estate Ltd.(a)	166,560	165,897
IndiaMART Intermesh Ltd.(b)	9,660	302,070
Indian Bank	9,896	47,149
Indian Energy Exchange Ltd.(b)	138,600	239,496
Indigo Paints Ltd.	4,020	71,760
Indo Count Industries Ltd.	6,840	25,373
Inox Wind Ltd.(a)	16,800	56,508
Intellect Design Arena Ltd.	28,080	247,914
ION Exchange India Ltd., NVS	27,000	189,034
Ipca Laboratories Ltd.	43,298	588,227
IRB Infrastructure Developers Ltd., NVS	476,529	212,666
IRCON International Ltd.(b)	153,540	304,894
Jai Corp. Ltd.	6,300	24,292
Jain Irrigation Systems Ltd.(a)	54,883	47,516
Jaiprakash Power Ventures Ltd.(a)	1,233,184	194,035
JB Chemicals & Pharmaceuticals Ltd., NVS	23,494	408,334
JBM Auto Ltd.	9,180	137,125
Jindal Saw Ltd.	32,092	179,004
Jindal Stainless Ltd.	2,740	16,489
JK Cement Ltd.	11,820	516,601
JK Lakshmi Cement Ltd.	22,560	221,003

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
JK Paper Ltd.	31,320	$137,856
JM Financial Ltd.	202,080	203,670
Jubilant Ingrevia Ltd.	24,311	125,697
Jubilant Pharmova Ltd., Class A	27,540	141,956
Jupiter Wagons Ltd., NVS	37,200	155,168
Just Dial Ltd.(a)	9,908	85,573
Jyothy Labs Ltd.	44,468	231,899
Kajaria Ceramics Ltd.	26,880	431,273
Kalpataru Projects International Ltd.	28,159	224,430
Kalyan Jewellers India Ltd.	74,328	290,277
Kansai Nerolac Paints Ltd.	67,449	258,935
Karnataka Bank Ltd. (The)	56,820	149,378
Karur Vysya Bank Ltd. (The)	134,520	249,590
Kaveri Seed Co. Ltd.	13,920	101,042
Kaynes Technology India Ltd., NVS	6,300	186,599
KEC International Ltd.	43,555	302,674
KEI Industries Ltd.	20,340	703,133
Kirloskar Brothers Ltd.	6,120	72,139
Kirloskar Ferrous Industries Ltd.	27,989	151,901
Kirloskar Oil Engines Ltd.	31,020	222,426
KNR Constructions Ltd.	75,723	265,573
KPIT Technologies Ltd.	52,140	939,210
KPR Mill Ltd.	29,270	303,322
KRBL Ltd.	17,940	74,452
Krishna Institute Of Medical Sciences Ltd.(a)(b)	14,520	341,061
KSB Ltd.	3,534	145,049
L&T Finance Holdings Ltd.	250,105	445,010
Lakshmi Machine Works Ltd.	1,626	257,270
Laurus Labs Ltd.(b)	108,983	497,713
Laxmi Organic Industries Ltd.	21,180	68,087
Lemon Tree Hotels Ltd.(a)(b)	176,926	242,900
LIC Housing Finance Ltd.	100,740	594,160
Lloyds Engineering Works Ltd., NVS	103,417	59,091
LT Foods Ltd.	57,480	149,829
Mahanagar Gas Ltd.	21,676	270,867
Maharashtra Seamless Ltd.	15,475	180,500
Mahindra & Mahindra Financial Services Ltd.	167,640	552,453
Mahindra Lifespace Developers Ltd.	29,944	189,957
Manappuram Finance Ltd.	177,780	351,029
Mastek Ltd.	7,560	215,630
Max Financial Services Ltd.(a)	73,135	894,370
Medplus Health Services Ltd.(a)	16,041	153,343
Metropolis Healthcare Ltd.(b)	9,060	185,086
Mindspace Business Parks REIT(b)	62,040	238,197
Mishra Dhatu Nigam Ltd.(b)	12,360	55,587
Motherson Sumi Wiring India Ltd.	599,040	443,286
Motilal Oswal Financial Services Ltd.	13,920	200,875
MTAR Technologies Ltd.(a)	7,681	206,784
Multi Commodity Exchange of India Ltd.	9,552	366,760
Narayana Hrudayalaya Ltd.	25,140	369,087
Natco Pharma Ltd.	24,651	234,411
National Aluminium Co. Ltd.	271,080	299,876
Navin Fluorine International Ltd.	10,560	468,865
Nazara Technologies Ltd.(a)	10,440	100,013
NBCC India Ltd.	366,660	334,591
NCC Ltd.	167,580	334,785
Network18 Media & Investments Ltd.(a)	72,420	75,266
Neuland Laboratories Ltd.	3,477	227,938
Newgen Software Technologies Ltd.	16,566	289,162
Nexus Select Trust, NVS	131,214	206,827
NIIT Learning Systems Ltd., NVS	34,986	164,979
Nippon Life India Asset Management Ltd.(b)	39,900	200,151
Security	Shares	Value

India (continued)
Nmdc Steel Limited, NVS(a)	211,698	$112,847
Nuvama Wealth Management Ltd., NVS	300	11,306
Nuvoco Vistas Corp. Ltd.(a)	38,220	167,413
Olectra Greentech Ltd.	19,020	272,781
Orient Cement Ltd.	34,379	107,205
Orient Electric Ltd.	46,560	120,970
Orissa Minerals Development Co. Ltd. (The)(a)	660	57,622
Patel Engineering Ltd.(a)	65,880	38,275
PB Fintech Ltd.(a)	88,920	889,622
PCBL Ltd.	91,800	299,253
PDS Ltd.	2,940	20,559
Phoenix Mills Ltd. (The)	29,717	844,913
Piramal Enterprises Ltd.	36,921	410,473
Piramal Pharma Ltd., NVS(a)	162,613	247,074
PNB Housing Finance Ltd.(a)(b)	35,340	328,258
PNC Infratech Ltd.	56,640	229,714
Poly Medicure Ltd.	13,860	253,562
Polyplex Corporation Ltd.	6,263	79,554
Poonawalla Fincorp Ltd.	82,020	403,097
Praj Industries Ltd.	43,923	340,150
Prestige Estates Projects Ltd.	54,840	660,563
Pricol Ltd.(a)	12,353	51,127
Procter & Gamble Health Ltd.	2,760	169,748
PTC Industries Ltd., NVS	780	51,324
PVR Inox Ltd.(a)	23,520	484,707
Quess Corp. Ltd.(b)	24,240	145,149
Radico Khaitan Ltd.	26,160	472,777
Rail Vikas Nigam Ltd.	194,160	383,579
Rain Industries Ltd.	77,580	134,874
Rainbow Children’s Medicare Ltd.	18,240	234,684
Rajesh Exports Ltd.(a)	18,000	76,303
Rajratan Global Wire Ltd.	8,760	78,578
Ramco Cements Ltd. (The)	35,446	422,844
Ramkrishna Forgings Ltd.	19,152	184,127
Ratnamani Metals & Tubes Ltd.	9,813	438,841
RattanIndia Enterprises Ltd.(a)	153,060	142,387
Raymond Ltd.	11,940	214,721
RBL Bank Ltd.(b)	154,210	434,222
Redington Ltd.	189,793	366,315
Relaxo Footwears Ltd.	23,100	252,168
Reliance Infrastructure Ltd.(a)	73,153	166,756
Reliance Power Ltd.(a)	935,520	237,673
Restaurant Brands Asia Ltd.(a)	78,774	109,929
Rhi Magnesita India Ltd.	20,760	190,650
Route Mobile Ltd.	11,460	213,158
Safari Industries India Ltd.	4,020	213,445
Sanofi India Ltd.	2,451	236,839
Sapphire Foods India Ltd.(a)	9,177	153,252
Saregama India Ltd.	30,660	136,910
Sharda Cropchem Ltd.	8,760	42,338
Sheela Foam Ltd.(a)	12,060	166,307
Shivalik Bimetal Controls Ltd., NVS	4,260	28,195
Shoppers Stop Ltd.(a)	16,428	135,207
Shree Renuka Sugars Ltd.(a)	236,400	141,981
SJVN Ltd.	126,570	128,932
SKF India Ltd.	8,280	456,725
Sobha Ltd.	13,680	149,040
Solar Industries India Ltd.	674	50,879
Sonata Software Ltd.	28,620	467,350
South Indian Bank Ltd. (The)	356,700	106,015
Star Health & Allied Insurance Co. Ltd.(a)	33,574	232,644
Sterlite Technologies Ltd.	64,800	113,742

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Sumitomo Chemical India Ltd.	36,420	$177,904
Sun TV Network Ltd.	25,320	204,877
Sundram Fasteners Ltd.	36,900	547,808
Suprajit Engineering Ltd.	40,500	185,052
Supreme Petrochem Ltd., NVS	22,200	150,639
Surya Roshni Ltd., NVS	5,320	31,871
Suven Pharmaceuticals Ltd.(a)	34,740	274,816
Syngene International Ltd.(b)	54,292	489,520
Tamilnad Mercantile Bank Ltd., NVS	22,402	140,573
Tanla Platforms Ltd.	21,240	234,045
Tata Chemicals Ltd.	48,120	560,676
Tata Investment Corp. Ltd.	3,780	192,451
Tata Teleservices Maharashtra Ltd.(a)	165,600	189,406
TCI Express Ltd.	4,740	79,873
TeamLease Services Ltd.(a)	4,560	138,173
Tejas Networks Ltd.(a)(b)	23,400	224,097
Texmaco Rail & Engineering Ltd.	25,980	44,440
Thanga Mayil Jewellery Ltd., NVS	1,440	23,787
Thermax Ltd.	4,232	128,729
Timken India Ltd.	9,720	343,101
Titagarh Rail System Ltd.	20,340	237,415
Torrent Power Ltd.	48,420	560,078
Transport Corp. of India Ltd.	7,680	79,324
Trident Ltd.	400,680	174,434
Triveni Engineering & Industries Ltd.	33,840	157,461
Triveni Turbine Ltd.(a)	51,000	263,746
TTK Prestige Ltd.	15,600	144,457
TV18 Broadcast Ltd.(a)	226,020	116,884
UNO Minda Ltd.	58,800	475,184
Usha Martin Ltd.	51,578	207,158
UTI Asset Management Co. Ltd.	14,460	142,924
Vardhman Textiles Ltd.	36,390	177,081
Varroc Engineering Ltd.(a)(b)	7,860	50,674
V-Guard Industries Ltd.	55,920	202,272
Vijaya Diagnostic Centre Pvt Ltd.	15,613	119,596
Vinati Organics Ltd.	9,780	200,606
VIP Industries Ltd.	24,420	177,839
V-Mart Retail Ltd.(a)	4,320	90,305
Voltas Ltd.	59,220	588,570
Welspun Corp. Ltd.	45,600	290,368
Welspun India Ltd.	143,700	270,448
West Coast Paper Mills Ltd.	13,620	106,423
Westlife Development Ltd.	25,114	270,974
Whirlpool of India Ltd.	10,440	196,704
Zee Entertainment Enterprises Ltd.(a)	262,260	797,311
Zen Technologies Ltd.	4,682	43,365
Zensar Technologies Ltd.	36,240	234,457
ZF Commercial Vehicle Control Systems India Ltd.	1,680	320,334
		86,300,457
Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT	1,464,000	71,277
AKR Corporindo Tbk PT	2,658,000	245,863
Astra Agro Lestari Tbk PT	90,000	44,148
Astrindo Nusantara Infrastructure Tbk PT(a)	16,050,900	116,941
Bank Aladin Syariah Tbk PT(a)	2,118,000	147,482
Bank BTPN Syariah Tbk PT	756,000	80,650
Bank Bukopin Tbk PT(a)	15,975,352	82,400
Bank Jago Tbk PT(a)	1,602,000	330,522
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	840,064	60,662
Bank Tabungan Negara Persero Tbk PT	1,512,000	126,269
Berkah Beton Sadaya Tbk PT(a)	7,350,000	23,694
Security	Shares	Value

Indonesia (continued)
BFI Finance Indonesia Tbk PT	2,760,000	$205,532
Bukalapak.com PT Tbk(a)	19,836,000	266,221
Bukit Asam Tbk PT	1,242,000	193,787
Bumi Resources Minerals Tbk PT(a)	18,336,000	238,805
Bumi Serpong Damai Tbk PT(a)	2,586,000	176,837
Ciputra Development Tbk PT	2,982,063	217,262
Elang Mahkota Teknologi Tbk PT	2,130,000	88,578
Energi Mega Persada Tbk PT, NVS(a)	3,858,000	57,211
Erajaya Swasembada Tbk PT	2,592,000	59,806
Hanson International Tbk PT(a)(d)	25,794,200	—
Harum Energy Tbk PT	840,000	75,022
Indika Energy Tbk PT	576,000	54,778
Indo Tambangraya Megah Tbk PT	132,100	209,197
Indocement Tunggal Prakarsa Tbk PT	396,000	260,514
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,855,357	59,812
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,560,000	118,201
Jasa Marga Persero Tbk PT	600,000	179,884
Lippo Karawaci Tbk PT(a)	8,114,400	46,039
Map Aktif Adiperkasa PT	3,240,000	175,474
Medco Energi Internasional Tbk PT	1,908,512	141,655
Media Nusantara Citra Tbk PT	2,280,300	57,926
Medikaloka Hermina Tbk PT	2,159,200	204,644
Metro Healthcare Indonesia TBK PT(a)	6,324,000	75,431
Mitra Adiperkasa Tbk PT	2,790,000	313,968
Pabrik Kertas Tjiwi Kimia Tbk PT	480,000	223,598
Pacific Strategic Financial Tbk PT(a)	2,394,000	176,733
Pakuwon Jati Tbk PT	4,878,000	129,592
Panin Financial Tbk PT(a)	3,740,500	63,613
Perusahaan Gas Negara Tbk PT	3,552,000	255,535
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	990,000	58,723
Petrindo Jaya Kreasi Tbk PT, NVS	388,600	221,109
Sawit Sumbermas Sarana Tbk PT	1,104,000	72,248
Smartfren Telecom Tbk PT(a)	31,668,000	104,131
Sugih Energy Tbk PT(a)(d)	1,824,800	—
Summarecon Agung Tbk PT	3,150,050	124,913
Surya Citra Media Tbk PT	7,872,000	79,720
Surya Esa Perkasa Tbk PT	2,718,000	97,259
Timah Tbk PT	8,300	332
Transcoal Pacific Tbk PT	318,000	163,437
Waskita Karya Persero Tbk PT(a)(d)	3,225,094	35,703
XL Axiata Tbk PT	1,314,000	179,571
		6,792,709
Kuwait — 1.0%
Al Ahli Bank of Kuwait KSCP	252,000	171,294
Ali Alghanim Sons Automotive Co. KSCC, NVS	18,639	63,226
Boubyan Petrochemicals Co. KSCP	146,340	307,302
Boursa Kuwait Securities Co. KPSC	34,380	188,454
Burgan Bank SAK	286,860	157,909
Commercial Real Estate Co. Ksc	64,200	21,611
Gulf Cable & Electrical Industries Co. KSCP	41,220	172,778
Humansoft Holding Co. KSC	30,341	295,701
Jazeera Airways Co. KSCP	32,222	133,394
Kuwait International Bank KSCP	274,298	129,721
Kuwait Projects Co. Holding KSCP(a)	596,188	218,298
Kuwait Telecommunications Co.	161,160	296,812
National Industries Group Holding SAK	732,963	441,484
National Investments Co. KSCP	133,081	96,044
National Real Estate Co. KPSC(a)	319,294	68,016
Salhia Real Estate Co. KSCP	120,900	172,183

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	275,640	$158,828
Warba Bank KSCP	517,500	299,946
		3,393,001
Malaysia — 2.4%
AFFIN Bank Bhd(c)	138,000	60,724
Alliance Bank Malaysia Bhd	336,000	247,371
Axis Real Estate Investment Trust	504,000	199,026
Bank Islam Malaysia Bhd	168,400	82,407
Bermaz Auto Bhd(c)	426,100	211,313
Boustead Plantations Bhd	152,900	50,863
British American Tobacco Malaysia Bhd	54,144	108,764
Bumi Armada Bhd(a)	840,000	96,340
Bursa Malaysia Bhd	228,150	331,000
Carlsberg Brewery Malaysia Bhd	60,000	246,464
Chin Hin Group Bhd, NVS(a)	222,000	173,991
CTOS Digital Bhd	42,000	13,070
D&O Green Technologies Bhd	180,000	135,325
DRB-Hicom Bhd	348,000	104,705
Fraser & Neave Holdings Bhd	38,100	230,260
Frontken Corp. Bhd	374,950	256,224
Greatech Technology Bhd(a)	114,000	114,386
Hartalega Holdings Bhd(a)	522,000	268,774
Heineken Malaysia Bhd	48,200	229,026
Hibiscus Petroleum Bhd	255,080	137,544
IJM Corp. Bhd	630,000	245,000
IOI Properties Group Bhd(c)	444,000	161,225
Kossan Rubber Industries Bhd(c)	468,000	161,708
Lotte Chemical Titan Holding Bhd(b)	210,000	53,663
Magnum Bhd	50	13
Malaysia Building Society Bhd	1,074,100	162,624
Malaysian Pacific Industries Bhd(c)	24,000	138,252
My EG Services Bhd	1,831,500	312,748
Padini Holdings Bhd	180,000	144,865
Pentamaster Corp. Bhd	222,050	226,163
PMB Technology Bhd(a)	90,000	52,731
Sam Engineering & Equipment M Bhd	78,000	73,154
Scientex Bhd(c)	276,000	216,796
Sime Darby Property Bhd	1,074,500	147,679
SKP Resources Bhd	330,000	53,117
SP Setia Bhd Group	606,100	96,994
Sports Toto Bhd	100,693	31,983
Sunway REIT	558,600	183,423
Supermax Corp. Bhd	628,616	124,927
Syarikat Takaful Malaysia Keluarga Bhd	30,144	24,277
TIME dotCom Bhd	389,400	426,430
Top Glove Corp. Bhd(a)	1,866,000	324,750
TSH Resources Bhd	138,000	29,025
UMW Holdings Bhd	168,000	176,671
Unisem M Bhd(c)	120,000	86,834
United Plantations Bhd	18,000	65,595
UWC Bhd(a)	174,000	137,593
ViTrox Corp. Bhd	102,000	153,192
VS Industry Bhd	1,152,050	221,252
Yinson Holdings Bhd	423,800	219,199
YTL Power International Bhd	630,000	320,614
		8,070,074
Mexico — 2.0%
Alsea SAB de CV(a)	150,000	523,879
Bolsa Mexicana de Valores SAB de CV	119,500	227,531
Concentradora Fibra Danhos SA de CV(c)	64,000	71,154
Security	Shares	Value

Mexico (continued)
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	282,000	$225,684
Corp Inmobiliaria Vesta SAB de CV	248,035	935,674
FIBRA Macquarie Mexico(b)(c)	264,100	461,341
GCC SAB de CV	55,720	545,603
Genomma Lab Internacional SAB de CV, Class B	185,400	150,297
Gentera SAB de CV	354,000	409,469
Grupo Rotoplas SAB de CV	73,126	112,204
Grupo Televisa SAB, CPO	732,000	466,127
Grupo Traxion SAB de CV, Class A(a)(b)(c)	150,000	258,744
La Comer SAB de CV	156,000	333,493
Megacable Holdings SAB de CV, CPO	66,000	155,761
Nemak SAB de CV(a)(b)	882,096	192,991
PLA Administradora Industrial S. de RL de CV(c)	221,600	396,796
Qualitas Controladora SAB de CV	66,000	602,829
Regional SAB de CV	78,400	674,560
Sitios Latinoamerica SAB de CV(a)(c)	504,000	206,609
		6,950,746
Philippines — 0.8%
Alliance Global Group Inc.	906,000	160,007
AREIT Inc.	240,000	129,104
Bloomberry Resorts Corp.(a)	1,260,000	219,121
Century Pacific Food Inc.	441,600	241,929
Converge Information and Communications Technology Solutions Inc.(a)	600,000	88,843
D&L Industries Inc.	840,100	94,472
DMCI Holdings Inc.	924,000	153,117
GT Capital Holdings Inc.	29,400	287,448
LT Group Inc.	864,000	137,779
Manila Water Co. Inc.	434,600	140,977
Megaworld Corp.	3,300,000	122,482
Puregold Price Club Inc.	354,000	173,523
Robinsons Land Corp.	612,000	160,127
Robinsons Retail Holdings Inc.	73,800	53,332
Security Bank Corp.	110,400	140,263
Semirara Mining & Power Corp., Class A	234,000	122,081
Wilcon Depot Inc.	474,000	180,665
		2,605,270
Poland — 1.2%
Alior Bank SA(a)	29,520	569,901
AmRest Holdings SE(a)(c)	24,720	150,758
Asseco Poland SA	15,780	301,128
Bank Millennium SA(a)	189,420	375,885
CCC SA(a)(c)	14,741	200,488
Enea SA(a)	93,109	199,896
Grupa Azoty SA(a)	17,633	95,703
Grupa Kety SA	2,790	504,898
Jastrzebska Spolka Weglowa SA, Class S(a)	16,920	167,374
KRUK SA	5,580	637,757
LiveChat Software SA	5,700	157,285
Orange Polska SA	191,460	384,317
Tauron Polska Energia SA(a)	347,924	358,341
Warsaw Stock Exchange	6,360	63,806
XTB SA(b)	7,183	59,898
		4,227,435
Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	26,640	96,012
Baladna(a)	290,100	97,154
Doha Bank QPSC	471,420	208,267
Estithmar Holding QPSC(a)	258,480	144,628
Gulf International Services QSC	276,656	207,602

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Gulf Warehousing Co.	91,680	$76,067
Medicare Group	68,356	104,055
Qatar Aluminum Manufacturing Co.	785,940	272,441
Qatar Navigation QSC	296,760	773,416
Qatari Investors Group QSC	114,290	51,460
United Development Co. QSC	612,360	166,057
Vodafone Qatar QSC	574,020	289,917
		2,487,076
Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	527
Detsky Mir PJSC(a)(b)(d)	238,520	26
Federal Grid Co. Unified Energy System PJSC(a)(d)	142,040,000	16
Globaltrans Investment PLC, GDR(a)(d)(f)	36,180	4
Lenta PJSC, GDR(a)(d)	58,692	6
LSR Group PJSC, Class A(d)	16,818	2
Mosenergo PJSC(d)	4,900,000	545
QIWI PJSC, ADR(a)(d)	20,971	2
Rostelecom PJSC(a)(d)	373,860	42
Segezha Group PJSC(a)(b)(d)	1,675,000	186
Sistema PJSFC(d)	1,865,280	207
Sovcomflot PJSC(d)	338,350	38
Unipro PJSC(a)(d)	4,288,000	477
United Medical Group, GDR(a)(d)	11,658	1
		2,079
Saudi Arabia — 3.6%
Abdullah Al Othaim Markets Co.	145,320	488,510
Al Hammadi Holding	25,920	393,831
Al Jouf Agricultural Development Co.	7,510	88,573
Al Masane Al Kobra Mining Co.	6,300	85,310
Al Moammar Information Systems Co.	5,260	174,935
Al Rajhi Co. for Co-operative Insurance(a)	5,580	254,127
Al Rajhi REIT	46,860	109,296
Alamar Foods, NVS	3,240	97,075
Al-Dawaa Medical Services Co.	11,160	304,341
Aldrees Petroleum and Transport Services Co.	12,360	425,343
AlKhorayef Water & Power Technologies Co.	4,657	194,647
Almunajem Foods Co.	5,700	100,265
Alujain Corp.(a)	16,500	169,339
Arabian Cement Co./Saudi Arabia	19,080	182,511
Arabian Contracting Services Co.	5,078	250,685
Arriyadh Development Co.	32,580	183,922
Astra Industrial Group	13,112	387,261
City Cement Co.	27,387	140,992
Dur Hospitality Co.(a)	17,400	125,186
Eastern Province Cement Co.	15,180	155,791
Emaar Economic City(a)	91,144	180,656
Fawaz Abdulaziz Al Hokair & Co.(a)	16,072	69,740
Halwani Brothers Co.(a)	4,860	63,204
Herfy Food Services Co.	6,060	50,238
Jadwa REIT Saudi Fund	66,480	219,030
Jahez International Co., NVS	22,800	170,172
Jamjoom Pharmaceuticals Factory Co., NVS	10,320	313,603
Leejam Sports Co. JSC	8,280	364,616
Maharah Human Resources Co.	11,100	189,552
Methanol Chemicals Co.(a)	13,615	71,099
Middle East Healthcare Co.(a)	13,140	274,405
Middle East Paper Co.	9,638	79,128
National Agriculture Development Co. (The)(a)	55,377	336,610
National Co. for Learning & Education Ltd.	5,580	162,425
National Gas & Industrialization Co.	13,069	202,688
National Medical Care Co.	7,980	301,630
Security	Shares	Value

Saudi Arabia (continued)
Perfect Presentation For Commercial Services Co., NVS	14,400	$86,673
Qassim Cement Co. (The)	13,380	227,547
Riyadh Cables Group Co.	10,740	225,356
Saudi Airlines Catering Co.	14,280	431,655
Saudi Arabia Refineries Co.	2,160	48,996
Saudi Automotive Services Co.	6,955	102,381
Saudi Cement Co.	23,445	329,824
Saudi Ceramic Co.	13,506	96,392
Saudi Chemical Co. Holding	142,800	156,773
Saudi Fisheries Co.(a)	17,880	114,386
Saudi Ground Services Co.(a)	33,960	276,098
Saudi Industrial Services Co.	16,620	122,717
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	18,120	173,998
Saudi Public Transport Co.(a)	28,080	139,339
Saudi Real Estate Co.(a)	66,840	238,514
Saudia Dairy & Foodstuff Co.	5,040	428,565
Seera Group Holding(a)	49,980	327,471
Sinad Holding Co.(a)	15,720	48,356
Southern Province Cement Co.	17,940	203,079
Tanmiah Food Co.	1,833	47,834
Theeb Rent A Car Co.	8,191	132,986
United Electronics Co.	12,745	268,727
United International Transportation Co.	15,961	286,691
Yamama Cement Co.	34,380	299,883
Yanbu Cement Co.	24,420	231,409
		12,406,386
South Africa — 3.3%
Adcock Ingram Holdings Ltd.	21,780	62,632
AECI Ltd.	34,140	187,296
African Rainbow Minerals Ltd.	38,520	371,320
Astral Foods Ltd.	11,714	99,329
AVI Ltd.	101,256	420,844
Barloworld Ltd.	50,760	205,315
Coronation Fund Managers Ltd.	75,480	126,406
Dis-Chem Pharmacies Ltd.(b)	113,760	171,504
DRDGOLD Ltd.	156,420	146,328
Equites Property Fund Ltd.	238,920	149,174
Fortress REIT Ltd., Series A, Class A(a)	373,500	271,371
Foschini Group Ltd. (The)	100,800	585,589
Grindrod Ltd.	228,360	125,378
Growthpoint Properties Ltd.	1,044,240	587,173
Hosken Consolidated Investments Ltd.	13,740	140,717
Hyprop Investments Ltd.	118,769	161,746
Investec Ltd.	82,860	529,434
Investec Property Fund Ltd.	158,266	62,211
JSE Ltd.	32,105	150,519
Life Healthcare Group Holdings Ltd.	405,556	389,394
Momentum Metropolitan Holdings	358,171	382,087
Motus Holdings Ltd.	54,480	269,001
Mr. Price Group Ltd.	78,180	636,637
MultiChoice Group(a)	102,600	368,247
Netcare Ltd.	346,740	254,198
Ninety One Ltd.	55,268	120,438
Oceana Group Ltd.	43,751	157,772
Omnia Holdings Ltd.	59,851	189,098
Pick n Pay Stores Ltd.	117,004	147,719
PSG Konsult Ltd.	340,689	273,798
Redefine Properties Ltd.	2,151,999	396,657
Resilient REIT Ltd.	93,540	198,530
Reunert Ltd.	55,320	181,209

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Santam Ltd.	13,920	$213,948
Sappi Ltd.	162,246	340,048
SPAR Group Ltd. (The)	58,500	361,528
Super Group Ltd./South Africa	129,840	200,223
Telkom SA SOC Ltd.(a)	92,340	123,879
Thungela Resources Ltd.	41,580	318,413
Tiger Brands Ltd.	51,435	496,022
Truworths International Ltd.	117,300	476,573
Vukile Property Fund Ltd.	272,493	191,672
Wilson Bayly Holmes-Ovcon Ltd.(a)	23,160	154,799
		11,396,176
South Korea — 13.8%
ABLBio Inc.(a)(c)	10,560	161,681
Advanced Nano Products Co. Ltd.	2,640	260,315
AfreecaTV Co. Ltd.	2,700	139,495
Ahnlab Inc.(c)	2,040	109,171
Alteogen Inc.(a)(c)	11,340	702,268
Amorepacific Group	8,700	186,518
Asiana Airlines Inc.(a)	16,980	137,522
BGF retail Co. Ltd.	3,120	328,166
BH Co. Ltd.	9,060	152,017
Bioneer Corp.(a)	7,200	167,242
BNK Financial Group Inc.	82,680	458,814
Boryung	11,058	81,562
Bukwang Pharmaceutical Co. Ltd.(a)	11,039	51,831
Caregen Co. Ltd.	5,100	111,328
Cellivery Therapeutics Inc.(a)(d)	10,519	46,295
Chabiotech Co. Ltd.(a)	16,812	216,626
Cheil Worldwide Inc.	20,762	314,144
Chong Kun Dang Pharmaceutical Corp.	2,902	278,221
Chunbo Co. Ltd.	1,775	148,100
CJ CGV Co. Ltd.(a)	25,143	108,135
CJ Corp.	4,500	319,621
CJ ENM Co. Ltd.(a)	3,300	195,602
CJ Logistics Corp.	3,720	324,593
Classys Inc.	3,876	125,133
Com2uSCorp	2,880	110,044
Cosmax Inc.(a)	3,120	267,092
Cosmochemical Co. Ltd.(a)	8,509	246,408
Creative & Innovative System(a)(c)	15,840	142,731
CS Wind Corp.	8,520	352,033
Cuckoo Homesys Co. Ltd.	6,230	110,880
Curexo Inc.(a)	5,587	79,723
Daeduck Electronics Co. Ltd./New(c)	11,340	233,364
Daejoo Electronic Materials Co. Ltd.	3,781	253,081
Daesang Corp.	9,480	144,829
Daewoo Engineering & Construction Co. Ltd.(a)	69,536	249,850
Daewoong Co. Ltd.	8,100	104,268
Daewoong Pharmaceutical Co. Ltd.	1,620	131,537
Daishin Securities Co. Ltd.	14,220	159,155
Danal Co. Ltd.(a)	9,607	27,506
Daou Technology Inc.	9,908	135,662
Dawonsys Co. Ltd.(a)(c)	11,882	130,252
DB HiTek Co. Ltd.	10,320	494,647
Dentium Co. Ltd.	2,520	245,535
DGB Financial Group Inc.	47,508	312,372
DL E&C Co. Ltd.	8,220	243,350
DL Holdings Co. Ltd.	4,800	177,846
Dong-A Socio Holdings Co. Ltd.	1,500	105,746
Dong-A ST Co. Ltd.	2,882	130,816
Dongjin Semichem Co. Ltd.	10,920	324,790
DongKook Pharmaceutical Co. Ltd.	10,049	112,540
Security	Shares	Value

South Korea (continued)
Dongkuk CM Co. Ltd.(a)	9,454	$51,745
Dongkuk Steel Mill Co. Ltd/New(a)	16,701	143,238
Dongsuh Cos. Inc.	16,320	231,289
Dongwha Enterprise Co. Ltd.(a)(c)	2,100	111,848
Dongwon F&B Co. Ltd.	3,385	80,490
Doosan Co. Ltd.	2,340	166,689
Doosan Fuel Cell Co. Ltd.(a)	13,440	252,313
DoubleUGames Co. Ltd.	3,840	133,305
Douzone Bizon Co. Ltd.(c)	6,664	151,739
Duk San Neolux Co. Ltd.(a)	3,480	124,106
Ecopro HN Co. Ltd.	3,840	213,202
E-MART Inc.	5,016	293,843
EMRO Inc., NVS	1,596	95,443
EM-Tech Co. Ltd.	2,736	100,834
Enchem Co. Ltd.(a)(c)	2,940	139,942
Eo Technics Co. Ltd.	2,700	329,128
Eoflow Co. Ltd.(a)	8,940	57,535
ESR Kendall Square REIT Co. Ltd.	50,816	136,417
Eugene Technology Co. Ltd.	6,900	230,598
Fila Holdings Corp.	15,060	443,532
Foosung Co. Ltd.	17,655	163,005
GC Cell Corp.	4,620	113,292
GemVax & Kael Co. Ltd.(a)	10,440	107,880
Geneone Life Science Inc.(a)	15,390	34,830
Genexine Inc.(a)	3,417	25,670
GOLFZON Co. Ltd.	1,680	115,632
Green Cross Corp.	2,521	223,449
Green Cross Holdings Corp.(c)	9,660	110,106
GS Engineering & Construction Corp.	20,595	258,595
GS Retail Co. Ltd.	13,500	248,789
HAESUNG DS Co. Ltd.	3,667	163,029
Hana Materials Inc.(c)	2,940	104,317
Hana Micron Inc.(c)	10,007	231,063
Hana Tour Service Inc.(a)	4,195	175,725
Hanall Biopharma Co. Ltd.(a)	12,420	327,596
Handsome Co. Ltd.	5,882	86,401
Hanil Cement Co. Ltd./New	7,680	75,211
Hankook & Co. Co. Ltd.	10,080	113,966
Hanmi Science Co. Ltd.	5,187	143,569
Hansae Co. Ltd.(c)	5,958	95,582
Hansol Chemical Co. Ltd.	3,000	466,010
Hanssem Co. Ltd.	3,600	142,492
Hanwha Corp.	14,100	279,248
Hanwha Investment & Securities Co. Ltd.(a)	40,920	87,332
Hanwha Life Insurance Co. Ltd.(a)	102,360	219,010
Hanwha Systems Co. Ltd.	27,000	336,984
HD Hyundai Construction Equipment Co. Ltd	3,780	142,383
HD Hyundai Infracore Co. Ltd.	40,740	246,262
HD Hyundai Infracore Co. Ltd.	8,160	531,224
HDC Hyundai Development Co-Engineering & Construction, Class E	11,257	134,441
Hite Jinro Co. Ltd.	10,800	184,504
HL Mando Co. Ltd.	10,503	289,567
HLB Life Science Co. Ltd.(a)	29,100	213,458
HPSP Co. Ltd.	8,760	313,373
Hugel Inc.(a)	2,280	269,433
Humasis Co. Ltd.(a)	17,773	27,708
Hwaseung Enterprise Co. Ltd.	6,792	45,566
Hydro Lithium Inc.	1,512	13,031
Hyosung Advanced Materials Corp.	853	259,659
Hyosung Corp.	3,660	193,221
Hyosung Heavy Industries Corp.(a)	1,920	312,041

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyosung TNC Corp.	900	$265,311
Hyundai Autoever Corp.	763	109,110
Hyundai Bioscience Co. Ltd.(a)(c)	11,760	263,349
Hyundai Department Store Co. Ltd.	4,838	190,043
Hyundai Elevator Co. Ltd.(c)	8,220	280,921
Hyundai Feed Inc.(a)(c)	25,974	106,214
Hyundai Marine & Fire Insurance Co. Ltd.	16,200	389,965
Hyundai Rotem Co. Ltd.(a)(c)	24,060	494,988
Hyundai Wia Corp.	7,920	365,565
Il Dong Pharmaceutical Co. Ltd.(a)	6,135	81,867
Iljin Hysolus Co. Ltd.(a)	4,680	83,947
Iljin Materials Co. Ltd.	6,300	219,742
Innocean Worldwide Inc.	6,878	108,185
Innox Advanced Materials Co. Ltd.(c)	3,797	96,569
Intellian Technologies Inc.(c)	3,190	188,519
IS Dongseo Co. Ltd.(a)(c)	5,520	116,261
ISC Co. Ltd.	3,060	208,395
i-SENS Inc.	3,819	69,559
ISU Specialty Chemical, NVS(a)	969	144,007
IsuPetasys Co. Ltd.	14,460	337,814
JB Financial Group Co. Ltd.	31,864	255,647
Jeisys Medical Inc.(a)	18,780	156,518
Jin Air Co. Ltd.(a)	11,520	105,248
JR Global REIT	76,680	253,739
Jusung Engineering Co. Ltd.	11,820	320,995
JW Pharmaceutical Corp.	5,400	125,527
K Car Co. Ltd., NVS(c)	6,306	54,712
Kakao Games Corp.(a)	14,400	294,105
KCC Corp.	1,500	241,179
KCC Glass Corp.	5,220	167,804
KEPCO Engineering & Construction Co. Inc.	4,425	209,751
KEPCO Plant Service & Engineering Co. Ltd.	7,800	210,216
KG Dongbu Steel Co. Ltd.(c)	12,900	87,482
KIWOOM Securities Co. Ltd.	4,364	311,138
KMW Co. Ltd.(a)	10,740	98,155
Koh Young Technology Inc.	18,457	163,963
Kolmar Korea Co. Ltd.	4,514	165,335
Kolon Industries Inc.	6,180	205,925
KoMiCo Ltd.	1,675	78,220
Korea Electric Terminal Co. Ltd.(c)	60	3,542
Korea Gas Corp.(a)	8,665	166,617
Korea Line Corp.(a)	76,500	115,720
Korea Petrochemical Ind Co. Ltd.	1,200	152,912
Korean Reinsurance Co.	35,036	210,373
Kumho Tire Co. Inc.(a)	39,000	167,425
Kyung Dong Navien Co. Ltd.	2,943	103,888
L&C Bio Co. Ltd.(c)	7,385	190,517
Lake Materials Co. Ltd.(a)	11,883	134,294
LEENO Industrial Inc.	3,254	503,264
LegoChem Biosciences Inc.(a)(c)	9,060	316,910
LIG Nex1 Co. Ltd.	4,004	302,422
Lotte Fine Chemical Co. Ltd.	6,029	268,996
LOTTE REIT Co. Ltd.	47,460	111,844
Lotte Rental Co. Ltd.	5,700	120,369
Lotte Shopping Co. Ltd.	2,508	148,378
Lotte Tour Development Co. Ltd.(a)	19,860	154,912
LS Corp.	5,615	367,289
LS Electric Co. Ltd.	4,800	280,743
Lunit Inc.(a)	5,530	425,426
LX International Corp.	9,540	219,528
LX Semicon Co. Ltd.	3,660	244,131
Mcnex Co. Ltd.	4,581	107,672
Security	Shares	Value

South Korea (continued)
Medytox Inc.	1,721	$294,721
MegaStudyEdu Co. Ltd.	2,820	124,589
Mezzion Pharma Co. Ltd.(a)	6,540	191,797
Myoung Shin Industrial Co. Ltd.(a)(c)	10,260	152,483
Namhae Chemical Corp.	7,898	43,762
Nanomedics Co. Ltd.(a)	1,721	5,368
Naturecell Co. Ltd.(a)(c)	17,381	105,769
Neowiz Games Corp.(a)	3,360	69,068
NEPES Corp.(a)	927	12,140
Nexon Games Co. Ltd.(a)	8,340	102,391
NEXTIN Inc.	2,640	142,738
NHN Corp.(a)	6,976	126,684
NICE Information Service Co. Ltd.	13,279	92,411
NKMax Co. Ltd.(a)(c)	12,540	123,558
NongShim Co. Ltd.(c)	1,040	326,100
OCI Co. Ltd.(a)	1,922	156,851
OCI Holdings Co. Ltd.	4,251	324,508
Orion Holdings Corp.	7,080	84,149
Oscotec Inc.(a)	10,200	150,924
Ottogi Corp.	660	193,330
Pan Ocean Co. Ltd.	97,740	342,808
Paradise Co. Ltd.(a)	16,680	172,198
Park Systems Corp.	1,800	223,628
Partron Co. Ltd.	13,260	87,747
People & Technology Inc.	6,267	254,289
Peptron Inc.(a)	9,000	239,972
PharmaResearch Co. Ltd.	2,160	180,070
Pharmicell Co. Ltd.(a)	16,389	76,383
PI Advanced Materials Co. Ltd.(c)	6,420	153,294
Poongsan Corp.	6,620	183,073
Posco M-Tech Co. Ltd.	60	1,129
PSK Inc.	60	921
Rainbow Robotics(a)(c)	2,820	388,152
RFHIC Corp.	3,648	41,183
S&S Tech Corp.	4,800	187,964
S-1 Corp.	4,218	195,644
Sam Chun Dang Pharm Co. Ltd.(a)	4,320	237,405
Sam Kang M&T Co. Ltd.(a)	10,956	140,673
Sam-A Aluminum Co. Ltd.	1,129	113,237
Sambu Engineering & Construction Co. Ltd.(a)	46,057	96,030
Samchully Co. Ltd.	306	22,799
Samyang Foods Co. Ltd.	1,500	245,942
Samyang Holdings Corp.	1,260	67,813
Sang-A Frontec Co. Ltd., NVS	3,050	46,585
SD Biosensor Inc.	11,880	104,129
Sebang Global Battery Co. Ltd.	2,220	100,578
Seegene Inc.	15,180	251,501
Seojin System Co. Ltd.(a)(c)	9,360	138,010
Seoul Semiconductor Co. Ltd.	15,095	115,959
SFA Engineering Corp.(c)	8,820	203,876
SFA Semicon Co. Ltd.(a)(c)	26,640	109,483
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	11,491	112,271
Shinsegae Inc.	2,340	307,581
Shinsegae International Inc.(c)	4,500	57,298
Shinsung Delta Tech Co. Ltd.	3,392	110,819
SIMMTECH Co. Ltd.	8,520	255,901
SK Chemicals Co. Ltd.	4,920	244,400
SK Networks Co. Ltd.(c)	43,500	190,674
SK REITs Co. Ltd.	42,979	134,100
SL Corp.	5,382	135,555
SM Entertainment Co. Ltd.	3,540	238,154
SNT Motiv Co. Ltd.	3,660	124,135

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SOLUM Co. Ltd.(a)	14,544	$308,305
Solus Advanced Materials Co. Ltd.	6,011	112,262
Soulbrain Co. Ltd.	1,174	251,830
ST Pharm Co. Ltd.	3,120	156,912
STCUBE(a)(c)	14,220	96,020
Studio Dragon Corp.(a)	3,840	160,938
Sungeel Hitech Co. Ltd.(a)	1,544	124,465
Taekwang Industrial Co. Ltd.	120	55,178
Taihan Electric Wire Co. Ltd.(a)	18,699	172,092
TCC Steel	4,680	200,200
Tesna Inc.	3,078	150,843
TKG Huchems Co. Ltd.	7,347	120,927
Tokai Carbon Korea Co. Ltd.(c)	1,680	128,667
Tongyang Life Insurance Co. Ltd.(a)	18,747	64,730
TY Holdings Co. Ltd./Korea	5,223	20,247
Unid Co. Ltd.	1,295	75,649
Vaxcell-Bio Therapeutics Co. Ltd.(a)(c)	5,617	80,285
Voronoi Inc.(a)	60	2,041
Webzen Inc.	9,960	115,344
Wemade Co. Ltd.	5,881	243,722
WONIK IPS Co. Ltd.	9,841	258,991
Wonik QnC Corp.(c)	5,880	122,375
W-Scope Chungju Plant Co. Ltd.(a)	2,394	76,323
Wysiwyg Studious Co. Ltd.(a)	36,193	81,209
YG Entertainment Inc.	3,972	159,862
Young Poong Paper Manufacturing Co. Ltd.	6,727	15,773
Youngone Corp.	9,000	304,071
Zinus Inc.	4,028	48,884
		46,870,358
Taiwan — 22.5%
AcBel Polytech Inc.	180,773	242,541
Acter Group Corp. Ltd.	60,000	348,018
ADATA Technology Co. Ltd.	84,405	269,819
Adimmune Corp.(a)	60,000	68,562
Advanced Ceramic X Corp.	18,000	150,689
Advanced Energy Solution Holding Co. Ltd.	10,000	241,845
Advanced Wireless Semiconductor Co.(a)	60,596	269,517
Andes Technology Corp.	9,000	141,835
AP Memory Technology Corp.	32,000	478,679
Arcadyan Technology Corp.	60,541	316,752
Ardentec Corp.	129,000	290,299
Asia Optical Co.Inc.	104,000	222,226
Asia Vital Components Co. Ltd.	120,533	1,182,970
ASMedia Technology Inc.	10,000	461,044
ASPEED Technology Inc.	8,800	827,233
AURAS Technology Co. Ltd.	17,000	199,168
BES Engineering Corp.	720,000	257,099
Bizlink Holding Inc.	44,570	376,165
Bora Pharmaceuticals Co. Ltd.	18,184	374,274
Brighton-Best International Taiwan Inc.	120,000	133,436
Capital Securities Corp.	600,530	296,130
Career Technology MFG. Co. Ltd.	121,000	84,507
Cathay Real Estate Development Co. Ltd.	180,300	92,549
Center Laboratories Inc.	171,435	249,953
Century Iron & Steel Industrial Co. Ltd.	60,000	318,258
Chang Wah Electromaterials Inc.	120,000	132,463
Chang Wah Technology Co. Ltd.	153,500	166,517
Channel Well Technology Co. Ltd.	57,000	154,089
Charoen Pokphand Enterprise	73,300	225,067
Chenbro Micom Co. Ltd.	35,000	282,001
Cheng Loong Corp.	240,000	228,740
Cheng Uei Precision Industry Co. Ltd.	120,000	169,400
Security	Shares	Value

Taiwan (continued)
Chicony Electronics Co. Ltd.	180,000	$918,384
Chicony Power Technology Co. Ltd.	49,000	222,815
China General Plastics Corp.	60,700	45,349
China Man-Made Fiber Corp.(a)	600,031	155,059
China Motor Corp.	66,200	214,970
China Petrochemical Development Corp.(a)	1,213,145	381,116
China Steel Chemical Corp.	60,000	222,845
Chin-Poon Industrial Co. Ltd.	120,000	187,747
Chipbond Technology Corp.	175,000	403,072
ChipMOS Technologies Inc.	120,000	156,697
Chong Hong Construction Co. Ltd.	60,424	144,644
Chroma ATE Inc.	120,000	822,707
Chung Hung Steel Corp.	300,000	224,273
Chung Hwa Pulp Corp.	120,000	86,032
Chung-Hsin Electric & Machinery Manufacturing Corp.	120,000	467,409
Cleanaway Co. Ltd.	40,000	232,497
Clevo Co.	120,000	129,374
Compeq Manufacturing Co. Ltd.	300,000	704,100
Coretronic Corp.	60,400	138,413
Co-Tech Development Corp.	60,000	119,338
CSBC Corp. Taiwan(a)	180,548	125,314
CTCI Corp.	180,000	252,374
Cub Elecparts Inc.	46,615	207,443
Darfon Electronics Corp.	120,000	202,245
Dynamic Holding Co. Ltd.	60,000	195,903
Dynapack International Technology Corp.	61,000	157,152
EirGenix Inc.(a)	60,000	197,823
Elan Microelectronics Corp.	89,000	430,963
Elite Material Co. Ltd.	85,000	1,033,133
Elite Semiconductor Microelectronics Technology Inc.	84,000	253,775
Ennoconn Corp.	26,000	228,873
ENNOSTAR Inc.(a)	228,184	334,976
Episil Technologies Inc.	60,425	147,394
Eternal Materials Co. Ltd.	276,129	261,491
Etron Technology Inc.	87,506	148,506
Evergreen International Storage & Transport Corp.	180,000	168,944
Everlight Electronics Co. Ltd.	120,000	179,538
Far Eastern Department Stores Ltd.	300,000	231,534
Far Eastern International Bank	704,102	269,310
Faraday Technology Corp.	60,000	741,858
Farglory Land Development Co. Ltd.	92,000	171,880
Feng Hsin Steel Co. Ltd.	173,000	365,199
Fitipower Integrated Technology Inc.	39,332	355,721
FLEXium Interconnect Inc.	60,418	169,300
FocalTech Systems Co. Ltd.	60,000	247,376
Formosa International Hotels Corp.(a)	27,000	189,888
Formosa Sumco Technology Corp.	29,000	152,014
Formosa Taffeta Co. Ltd.	240,000	194,635
Fortune Electric Co. Ltd.	38,000	340,894
Foxconn Technology Co. Ltd.	300,000	511,937
Foxsemicon Integrated Technology Inc.	25,200	159,280
Fulgent Sun International Holding Co. Ltd.	60,330	284,549
Fusheng Precision Co. Ltd.	26,000	169,265
General Interface Solution Holding Ltd.	79,000	166,420
Genius Electronic Optical Co. Ltd.	30,585	391,860
Getac Holdings Corp.	120,000	390,867
Giant Manufacturing Co. Ltd.	120,000	729,834
Global Brands Manufacture Ltd.	117,000	258,371
Global Mixed Mode Technology Inc.	24,000	205,536
Gloria Material Technology Corp.	120,000	187,192
Gold Circuit Electronics Ltd.	120,600	878,942

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Goldsun Building Materials Co. Ltd.	276,426	$239,759
Gourmet Master Co. Ltd.	49,821	159,586
Grand Pacific Petrochemical	238,000	122,251
Grape King Bio Ltd.	65,000	319,488
Great Tree Pharmacy Co. Ltd.	19,649	219,763
Great Wall Enterprise Co. Ltd.	254,284	458,875
Greatek Electronics Inc.	63,000	121,680
Gudeng Precision Industrial Co. Ltd.	18,000	220,102
Hannstar Board Corp.	120,481	219,191
HannStar Display Corp.(a)	720,320	265,467
Highwealth Construction Corp.	366,909	481,183
Hiwin Technologies Corp.	106,044	775,195
Holtek Semiconductor Inc.	60,000	128,834
Holy Stone Enterprise Co. Ltd.	68,152	218,092
Hota Industrial Manufacturing Co. Ltd.	60,773	124,680
Hotai Finance Co. Ltd.	66,800	276,120
Hsin Kuang Steel Co. Ltd.	122,000	195,049
HTC Corp.(a)	180,000	289,053
Huaku Development Co. Ltd.	89,080	269,192
IBF Financial Holdings Co. Ltd.(a)	815,172	301,108
Innodisk Corp.	28,559	284,836
International CSRC Investment Holdings Co.	300,945	189,723
International Games System Co. Ltd.	36,000	768,025
I-Sunny Construction & Development Co. Ltd.	24,000	66,069
ITE Technology Inc.	60,000	300,648
ITEQ Corp.	60,559	171,851
Jentech Precision Industrial Co. Ltd.	28,399	587,775
Jinan Acetate Chemical Co. Ltd.	13,692	389,258
Johnson Health Tech Co. Ltd.	55,000	123,997
Kaori Heat Treatment Co. Ltd.	25,047	197,835
Kenda Rubber Industrial Co. Ltd.	198,260	201,130
Kindom Development Co. Ltd.	133,400	159,945
King Slide Works Co. Ltd.	17,000	475,030
King Yuan Electronics Co. Ltd.	360,000	955,063
King’s Town Bank Co. Ltd.	240,000	302,739
Kinik Co.	45,000	264,515
Kinpo Electronics	420,000	211,482
Kinsus Interconnect Technology Corp.	103,000	326,273
KMC Kuei Meng International Inc.	27,000	109,791
L&K Engineering Co. Ltd.	60,000	280,680
Lien Hwa Industrial Holdings Corp.	300,412	658,245
Longchen Paper & Packaging Co. Ltd.	249,775	119,933
Lotes Co. Ltd.	23,181	687,754
Lotus Pharmaceutical Co. Ltd.	30,000	248,370
LuxNet Corp.	60,000	332,751
Macronix International Co. Ltd.	480,000	442,327
Makalot Industrial Co. Ltd.	69,391	795,561
Medigen Vaccine Biologics Corp.(a)	83,071	191,191
Mercuries & Associates Holding Ltd.(a)	142,030	62,288
Mercuries Life Insurance Co. Ltd.(a)	652,558	106,901
Merida Industry Co. Ltd.	74,000	443,710
Merry Electronics Co. Ltd.	61,616	224,788
Microbio Co. Ltd.	141,827	238,096
Mitac Holdings Corp.	265,383	340,767
Nan Kang Rubber Tire Co. Ltd.(a)	160,000	198,907
Nantex Industry Co. Ltd.	60,000	73,361
Nuvoton Technology Corp.	60,000	285,014
OBI Pharma Inc.(a)	67,769	182,103
Oneness Biotech Co. Ltd.	88,260	578,733
Orient Semiconductor Electronics Ltd.	157,000	296,953
Oriental Union Chemical Corp.	180,000	113,545
Pan Jit International Inc.	115,000	260,686
Security	Shares	Value

Taiwan (continued)
Pan-International Industrial Corp.	120,722	$138,540
PharmaEngine Inc.	36,000	115,795
Pharmally International Holding Co. Ltd.(d)	21,603	—
Phihong Technology Co. Ltd.(a)	133,432	265,978
Phison Electronics Corp.	60,000	927,471
Pixart Imaging Inc.	60,635	313,146
Polaris Group/Tw(a)	72,000	167,008
Powertech Technology Inc.	180,000	645,045
Poya International Co. Ltd.	17,326	283,193
President Securities Corp.	240,623	146,498
Primax Electronics Ltd.	120,000	247,630
Prince Housing & Development Corp.	540,917	190,978
Qisda Corp.	480,000	672,019
Quanta Storage Inc.	56,000	141,328
Radiant Opto-Electronics Corp.	135,000	570,493
Raydium Semiconductor Corp.	20,000	257,535
RichWave Technology Corp.(a)	34,490	179,637
Ruentex Industries Ltd.	221,735	446,940
Run Long Construction Co. Ltd.	85,220	265,153
Sanyang Motor Co. Ltd.	180,820	421,791
ScinoPharm Taiwan Ltd.	120,708	102,115
SDI Corp.	61,000	230,326
Sercomm Corp.	92,000	366,031
Shihlin Electric & Engineering Corp.	60,000	198,786
Shin Zu Shing Co. Ltd.	60,856	239,490
Shinfox Energy Co. Ltd.	60,000	209,347
Shinkong Synthetic Fibers Corp.	420,135	211,718
Sigurd Microelectronics Corp.	120,124	245,616
Silicon Integrated Systems Corp.	180,000	279,449
Simplo Technology Co. Ltd.	60,600	737,384
Sinbon Electronics Co. Ltd.	74,000	677,819
Sincere Navigation Corp.	135,000	98,077
Sino-American Silicon Products Inc.	175,000	1,023,313
Sinyi Realty Inc.	120,778	115,266
Sitronix Technology Corp.	43,000	397,938
Solar Applied Materials Technology Corp.	180,943	234,470
Sporton International Inc.	27,300	208,272
Standard Foods Corp.	120,000	151,173
Sunny Friend Environmental Technology Co. Ltd.	37,106	142,556
Sunonwealth Electric Machine Industry Co. Ltd.	57,000	179,191
Sunplus Technology Co. Ltd.	180,000	208,309
Supreme Electronics Co. Ltd.	155,017	277,313
Synmosa Biopharma Corp.	69,866	89,938
Systex Corp.	60,000	203,800
TA Chen Stainless Pipe	510,232	631,198
Ta Ya Electric Wire & Cable	242,904	265,238
Taichung Commercial Bank Co. Ltd.	1,090,301	551,496
TaiMed Biologics Inc.(a)	60,000	161,028
Tainan Spinning Co. Ltd.	360,190	189,552
Taiwan Cogeneration Corp.	209,860	268,662
Taiwan Fertilizer Co. Ltd.	180,000	366,938
Taiwan Glass Industry Corp.(a)	360,000	218,066
Taiwan Hon Chuan Enterprise Co. Ltd.	109,004	418,700
Taiwan Mask Corp.	68,000	167,355
Taiwan Paiho Ltd.	106,050	210,959
Taiwan Secom Co. Ltd.	80,450	317,586
Taiwan Semiconductor Co. Ltd.	73,000	208,020
Taiwan Shin Kong Security Co. Ltd.	109,366	141,579
Taiwan Surface Mounting Technology Corp.	101,000	314,242
Taiwan TEA Corp.(a)	131,000	88,272
Taiwan Union Technology Corp.	60,000	235,355
Taiwan-Asia Semiconductor Corp.	120,000	191,590

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Tatung Co. Ltd.(a)	480,000	$620,955
TCI Co. Ltd.	37,528	207,061
Teco Electric and Machinery Co. Ltd.	360,000	538,227
Test Research Inc.	60,000	120,066
Ton Yi Industrial Corp.	300,000	154,309
Tong Hsing Electronic Industries Ltd.	84,478	453,809
Tong Yang Industry Co. Ltd.	120,133	285,842
Topco Scientific Co. Ltd.	63,704	372,914
TPK Holding Co. Ltd.	120,000	136,619
Transcend Information Inc.	60,000	159,953
Tripod Technology Corp.	138,000	851,394
TSEC Corp.	180,997	170,984
TSRC Corp.	180,000	138,297
TTY Biopharm Co. Ltd.	60,450	160,437
Tung Ho Steel Enterprise Corp.	187,750	416,718
TXC Corp.	60,000	197,710
U-Ming Marine Transport Corp.	120,000	185,841
Union Bank of Taiwan.	372	165
United Integrated Services Co. Ltd.	60,400	472,544
United Renewable Energy Co. Ltd.	431,059	204,334
UPC Technology Corp.	360,741	183,807
UPI Semiconductor Corp.(a)	18,000	161,588
USI Corp.	240,070	150,959
Via Technologies Inc.	60,000	330,765
VisEra Technologies Co. Ltd.	32,000	313,821
Visual Photonics Epitaxy Co. Ltd.	60,425	332,179
Wafer Works Corp.	120,918	174,224
Waffer Technology Corp.	60,000	230,184
Wah Lee Industrial Corp.	61,340	197,461
Walsin Technology Corp.	120,000	523,796
Win Semiconductors Corp.	114,000	625,114
Wisdom Marine Lines Co. Ltd.	142,000	221,033
Wistron NeWeb Corp.	116,240	508,058
WT Microelectronics Co. Ltd.	120,757	458,585
XinTec Inc.	60,000	264,390
Xxentria Technology Materials Corp.	78,600	189,675
YFY Inc.	360,000	366,623
Yieh Phui Enterprise Co. Ltd.	360,586	191,461
Yulon Finance Corp.	95,285	577,668
Yulon Motor Co. Ltd.	185,955	458,155
YungShin Global Holding Corp.	60,200	89,606
		76,738,554
Thailand — 3.2%
AEON Thana Sinsap Thailand PCL, NVDR(c)	36,000	162,261
Amata Corp. PCL, NVDR	390,076	277,384
AP Thailand PCL, NVDR	1,036,000	318,263
B Grimm Power PCL, NVDR	250,000	179,447
Bangchak Corp. PCL, NVDR	355,600	439,381
Bangkok Chain Hospital PCL, NVDR(c)	474,000	288,585
Bangkok Commercial Asset Management PCL, NVDR(c)	486,000	114,113
Bangkok Land PCL, NVDR(a)	6,058,100	120,551
Bangkok Life Assurance PCL, NVDR	196,500	110,241
BCPG PCL, NVDR	456,000	115,462
Betagro PCL, NVS(c)	198,000	133,835
Beyond Securities PC, NVDR(a)(c)	408,000	53,645
Carabao Group PCL, NVDR	84,000	194,892
Central Plaza Hotel PCL, NVDR(a)(c)	192,600	231,392
CH Karnchang PCL, NVDR(c)	513,800	305,572
Chularat Hospital PCL, NVDR	2,178,000	174,390
CK Power PCL, NVDR(c)	1,097,500	98,080
Com7 PCL, NVDR	354,000	230,632
Security	Shares	Value

Thailand (continued)
Dhipaya Group Holdings PCL, NVDR(c)	119,400	$100,347
Ditto Thailand PCL, NVDR(c)	73,800	52,992
Eastern Polymer Group PCL, NVDR	481,900	97,300
Electricity Generating PCL, NVDR	36,000	132,016
Erawan Group PCL (The), NVDR(a)	1,249,900	186,646
GFPT PCL, NVDR	174,000	53,460
Gunkul Engineering PCL, NVDR	1,585,399	117,302
Hana Microelectronics PCL, NVDR	192,000	244,536
IRPC PCL, NVDR(c)	2,682,000	150,896
I-TAIL Corp. PCL, NVS(c)	192,000	114,154
Jasmine International PCL, NVDR(a)	1,878,000	124,017
Jay Mart PCL, NVDR	246,000	123,915
JMT Network Services PCL, NVDR	192,000	142,028
KCE Electronics PCL, NVDR	256,100	382,533
Khon Kaen Sugar Industry PCL, NVDR(c)	1,063,030	80,402
Kiatnakin Phatra Bank PCL, NVDR(c)	72,032	97,858
Major Cineplex Group PCL, NVDR(c)	270,800	117,047
MBK PCL, NVDR	451,000	196,362
Mega Lifesciences PCL, NVDR	144,000	162,667
MK Restaurants Group PCL, NVDR	78,000	88,147
Ngern Tid Lor PCL, NVDR(c)	366,000	238,281
Plan B Media PCL, NVDR	984,080	233,812
Pruksa Holding PCL, NVDR(c)	300,000	104,116
PTG Energy PCL, NVDR	360,400	86,072
Quality Houses PCL, NVDR(c)	2,304,067	141,490
Ramkhamhaeng Hospital PCL, NVDR	143,700	135,826
Ratch Group PCL, NVDR	186,000	171,843
Sansiri PCL, NVDR(c)	5,694,700	270,700
Sappe PCL(c)	30,000	62,934
Siam Global House PCL, NVDR	1	—
Siamgas & Petrochemicals PCL, NVDR	324,000	79,191
Sino-Thai Engineering & Construction PCL, NVDR(c)	466,128	118,695
SISB PCL	84,000	75,167
Sri Trang Agro-Industry PCL, NVDR	336,080	146,244
Srisawad Corp. PCL, NVDR	168,000	211,404
Star Petroleum Refining PCL, NVDR(c)	624,000	145,161
Supalai PCL, NVDR	516,000	258,387
Super Energy Corp. PCL, NVDR(a)(c)	6,792,000	84,954
Thai Union Group PCL, NVDR	732,000	305,741
Thai Vegetable Oil PCL, NVDR(c)	246,260	147,710
Thanachart Capital PCL, NVDR	126,000	171,914
Thonburi Healthcare Group PCL, NVDR	114,000	199,304
Tipco Asphalt PCL, NVDR(c)	337,200	158,164
TOA Paint Thailand PCL, NVDR(c)	260,800	157,382
TPI Polene Power PCL, NVDR(c)	1,494,000	141,001
TTW PCL, NVDR(c)	732,000	184,192
VGI PCL, NVDR	2,058,050	116,550
WHA Corp. PCL, NVDR	3,375,200	480,517
		10,939,503
Turkey — 2.3%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	187,980	80,009
Akcansa Cimento AS	19,920	101,410
Akfen Yenilenebilir Enerji AS, NVS	24,552	15,050
Aksa Akrilik Kimya Sanayii AS	50,640	151,349
Alarko Holding AS	66,001	230,402
Alfa Solar Enerji Sanayi VE Ticaret AS, NVS	6,229	22,284
Anadolu Anonim Turk Sigorta Sirketi(a)	118,500	270,034
Anadolu Efes Biracilik Ve Malt Sanayii AS(c)	71,820	275,309
Aygaz AS	10,860	50,510
Baticim Bati Anadolu Cimento Sanayii AS(a)	10,035	60,435
Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS, NVS	28,560	48,168
Can2 Termik AS(a)	90,420	59,872

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Cimsa Cimento Sanayi VE Ticaret AS	135,660	$161,898
Dogan Sirketler Grubu Holding AS	482,220	220,442
Dogus Otomotiv Servis ve Ticaret AS(c)	16,560	140,623
Eczacibasi Yatirim Holding Ortakligi AS	5,160	59,596
EGE Endustri VE Ticaret AS	480	191,126
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	17,820	29,734
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	822,000	209,804
Enerjisa Enerji AS(b)	98,220	161,679
Enerya Enerji A/S, NVS	9,600	46,545
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS, NVS	20,100	118,306
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	46,879	90,104
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	39,660	112,901
Hektas Ticaret TAS(a)	1	—
Is Gayrimenkul Yatirim Ortakligi AS(a)	143,400	103,297
Is Yatirim Menkul Degerler AS	160,260	171,751
Izdemir Enerji Elektrik Uretim A/S, NVS	31,020	37,277
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	260,520	223,087
Kayseri Seker Fabrikasi A/S, NVS	29,880	41,868
Kimteks Poliuretan Sanayi VE Ticaret AS, NVS	31,200	73,745
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(a)	1	—
Kontrolmatik Enerji Ve Muhendislik AS, NVS	27,060	238,735
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	70,980	135,690
Margun Enerji Uretim Sanayi VE Ticaret AS	23,700	12,558
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	79,560	279,388
Migros Ticaret AS	33,940	422,851
MLP Saglik Hizmetleri AS(a)(b)(c)	44,340	230,336
Nuh Cimento Sanayi AS	22,758	255,557
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	313,983	118,827
Otokar Otomotiv Ve Savunma Sanayi AS(a)	20,821	318,531
Oyak Yatirim Menkul Degerler AS, NVS(a)	17,160	25,471
Peker Gayrimenkul Yatirim Ortakligi AS(a)	132,420	143,448
Petkim Petrokimya Holding AS(a)	379,440	284,223
Politeknik Metal Sanayi ve Ticaret A/S, NVS	229	132,680
Qua Granite Hayal(a)	236,280	47,542
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	135,001	140,353
SDT Uzay VE Savunma Teknolojileri A/S, NVS	4,320	46,678
Selcuk Ecza Deposu Ticaret ve Sanayi AS	46,860	90,485
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	41,523	94,477
Sok Marketler Ticaret AS	90,540	183,798
TAV Havalimanlari Holding AS(a)	77,160	309,858
Torunlar Gayrimenkul Yatirim Ortakligi AS	39,600	46,272
Turkiye Sinai Kalkinma Bankasi AS(a)	465,120	114,827
Ulker Biskuvi Sanayi AS(a)	59,280	175,837
Verusa Holding AS	4,980	46,221
Vestel Elektronik Sanayi ve Ticaret AS(a)	60,900	126,017
Zorlu Enerji Elektrik Uretim AS(a)	643,335	113,404
		7,692,679
United Arab Emirates — 1.1%
Agthia Group PJSC	114,184	161,674
Air Arabia PJSC	714,120	523,065
Ajman Bank PJSC(a)	349,002	193,861
Al Waha Capital PJSC	434,541	210,612
Al Yah Satellite Communications Co.	314,760	227,978
Amanat Holdings PJSC	379,561	122,987
Aramex PJSC	246,191	132,060
Dana Gas PJSC	1,595,640	344,075
Drake & Scull International PJSC(a)(d)	241,185	1
Dubai Financial Market PJSC	497,160	197,528
Security	Shares	Value

United Arab Emirates (continued)
Dubai Investments PJSC	631,121	$379,049
Emirates Central Cooling Systems Corp.	558,000	250,698
Gulf Navigation Holding PJSC(a)	109,200	207,544
National Central Cooling Co. PJSC	221,040	214,868
Ras Al Khaimah Ceramics	174,368	116,798
Sharjah Islamic Bank	391,492	251,575
Taaleem Holdings PJSC, NVS	63,289	66,519
		3,600,892
Total Common Stocks — 99.3%
(Cost: $311,343,147)		338,473,833

Preferred Stocks

Brazil — 0.8%
Alpargatas SA, Preference Shares, NVS(a)	68,460	133,108
Azul SA, Preference Shares, NVS(a)	89,340	306,570
Banco ABC Brasil SA
Preference Shares, NVS	29,474	131,679
Preference Shares, NVS	1,722	7,644
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	54,600	134,114
Banco Pan SA, Preference Shares, NVS	103,620	167,365
Bradespar SA, Preference Shares, NVS	90,960	450,914
Cia. de Saneamento do Parana, Preference Shares, NVS	97,740	104,848
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	65,700	121,201
Marcopolo SA, Preference Shares, NVS	175,140	212,073
Metalurgica Gerdau SA, Preference Shares, NVS	227,220	474,563
Randon SA Implementos e Participacoes, Preference Shares, NVS	63,000	143,355
Unipar Carbocloro SA, Class B, Preference Shares, NVS	16,867	254,305
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	132,720	211,940
		2,853,679
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	122,178	294,185

Total Preferred Stocks — 0.9%
(Cost: $2,398,801)		3,147,864

Rights

Brazil — 0.0%
Cia Brasileira de Aluminio,
(Expires 12/28/23, Strike Price BRL 3.73)	6,463	591

Total Rights — 0.0%
(Cost: $—)		591

Total Long-Term Investments — 100.2%
(Cost: $313,741,948)		341,622,288

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(g)(h)(i)	14,101,354	$14,108,405

Total Short-Term Securities — 4.1%
(Cost: $14,098,645)		14,108,405

Total Investments — 104.3%
(Cost: $327,840,593)		355,730,693

Liabilities in Excess of Other Assets — (4.3)%		(14,722,650)

Net Assets — 100.0%		$341,008,043

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $215,055, representing 0.1% of its net assets as of period end, and an original cost of $161,316.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,798,508	$—	$(5,693,598	)(a)	$1,688	$1,807	$14,108,405	14,101,354	$278,148	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	12,577		—
					$1,688	$1,807	$14,108,405		$290,725		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$76,410,335	$261,812,038	$251,460	$338,473,833
Preferred Stocks	3,140,220	7,644	—	3,147,864
Rights	591	—	—	591
Short-Term Securities
Money Market Funds	14,108,405	—	—	14,108,405
	$93,659,551	$261,819,682	$251,460	$355,730,693

Portfolio Abbreviation

ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
NVDR	Non-Voting Depositary Receipt